PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of composition of property, plant and equipment
The composition by category of Property, plant and equipment is as follows:

	Gross Book Value		Accumulated depreciation		Net Book Value
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
a) Property, plant and equipment
Construction in progress (1)	258,246	388,810	—	—	258,246	388,810
Land	44,244	44,349	—	—	44,244	44,349
Buildings	129,036	124,507	(61,478)	(55,511)	67,558	68,996
Plant and equipment	10,738,500	11,135,425	(4,508,356)	(4,836,926)	6,230,144	6,298,499
Own aircraft (3)	9,856,365	10,427,950	(4,259,729)	(4,619,279)	5,596,636	5,808,671
Other (2)	882,135	707,475	(248,627)	(217,647)	633,508	489,828
Machinery	29,092	27,090	(27,716)	(25,479)	1,376	1,611
Information technology equipment	163,382	153,355	(146,040)	(136,746)	17,342	16,609
Fixed installations and accessories	186,179	155,351	(131,769)	(118,279)	54,410	37,072
Motor vehicles	49,560	51,504	(44,385)	(46,343)	5,175	5,161
Leasehold improvements	266,631	202,753	(53,201)	(42,726)	213,430	160,027
Subtotal Properties, plant and equipment	11,864,870	12,283,144	(4,972,945)	(5,262,010)	6,891,925	7,021,134
b) Right of use
Aircraft (3)	5,388,147	4,391,690	(3,243,065)	(3,064,869)	2,145,082	1,326,821
Other assets	248,614	246,078	(194,491)	(182,372)	54,123	63,706
Subtotal Right of use	5,636,761	4,637,768	(3,437,556)	(3,247,241)	2,199,205	1,390,527
Total	17,501,631	16,920,912	(8,410,501)	(8,509,251)	9,091,130	8,411,661
(1)As of December 31, 2023, includes advances paid to aircraft manufacturers for ThUS$242,069 (ThUS$357,979 as of December 31, 2022).
(2)Consider mainly rotables and tools.
(3)There were reclassified to Non-current assets or groups of assets for disposal as held for sale the following aircrafts: As of December 31, 2023, one Boeing B767 and six Airbus A320, as of December 31, 2022, six Airbus A320 and twenty-eight Airbus A319 (see Note 13).

Schedule of movement of property, plant and equipment	Movement in the different categories of Property, plant and equipment:

	Construction in progress	Land	Buildings net	Plant and equipment net	Information technology equipment net	Fixed installations & accessories net	Motor vehicles net	Leasehold improvements net	Property, Plant and equipment net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	377,961	42,978	65,207	7,698,969	14,831	49,199	396	74,408	8,323,949
Additions	84,392	1,550	92	563,023	6,455	6	17	6,543	662,078
Disposals	—	—	—	(169)	(26)	(309)	(17)	—	(521)
Rejection fleet	—	—	—	(469,878)	—	—	—	(46,816)	(516,694)
Retirements	(279)	—	—	(44,684)	(212)	(1,885)	—	(26)	(47,086)
Depreciation expenses	—	—	(4,074)	(620,349)	(4,345)	(8,304)	(61)	(11,649)	(648,782)
Foreign exchange	(1,720)	(1,252)	(833)	(19,199)	(404)	(1,752)	(11)	(13,074)	(38,245)
Other increases (decreases) (*)	13,443	—	59	(538,996)	537	1,786	1	123,589	(399,581)
Changes, total	95,836	298	(4,756)	(1,130,252)	2,005	(10,458)	(71)	58,567	(988,831)
Closing balance as of December 31, 2021	473,797	43,276	60,451	6,568,717	16,836	38,741	325	132,975	7,335,118

Opening balance as of January 1, 2022	473,797	43,276	60,451	6,568,717	16,836	38,741	325	132,975	7,335,118
Additions	16,332	—	—	843,808	6,426	113	258	27,160	894,097
Disposals	—	—	—	(4,140)	—	(264)	(3)	—	(4,407)
Retirements	(75)	—	(2)	(42,055)	(24)	(836)	—	(313)	(43,305)
Depreciation expenses	—	—	(3,285)	(669,059)	(5,662)	(7,914)	(55)	(13,071)	(699,046)
Foreign exchange	(1,282)	1,073	918	11,527	(84)	2,365	(28)	7,593	22,082
Other increases (decreases) (*)	(99,962)	—	10,914	(403,950)	(883)	4,867	(74)	5,683	(483,405)
Changes, total	(84,987)	1,073	8,545	(263,869)	(227)	(1,669)	98	27,052	(313,984)
Closing balance as of December 31, 2022	388,810	44,349	68,996	6,304,848	16,609	37,072	423	160,027	7,021,134

Opening balance as of January 1, 2023	388,810	44,349	68,996	6,304,848	16,609	37,072	423	160,027	7,021,134
Additions	8,835	—	—	870,640	5,794	4,246	—	48,866	938,381
Disposals	—	—	—	(2,701)	(1)	—	(16)	—	(2,718)
Retirements	(83)	—	—	(87,652)	(12)	(2)	—	—	(87,749)
Depreciation expenses	—	—	(4,104)	(716,590)	(5,918)	(8,789)	(68)	(10,185)	(745,654)
Foreign exchange	726	1,445	1,505	23,845	536	1,276	12	11,497	40,842
Other increases (decreases) (*)	(140,042)	(1,550)	1,161	(156,046)	334	20,607	—	3,225	(272,311)
Changes, total	(130,564)	(105)	(1,438)	(68,504)	733	17,338	(72)	53,403	(129,209)
Closing balance as of December 31, 2023	258,246	44,244	67,558	6,236,344	17,342	54,410	351	213,430	6,891,925
(*) This Amount included the following aircrafts reclassified to Non-current assets or groups of assets for disposal as held for sale: As of December 31, 2023, one Boeing B767 ThUS$(21,578) and six Airbus A320 ThUS$(36,326). As of December 31, 2022, six Airbus A320 ThUS$(29,328) and twenty-eight Airbus A319 ThUS$(373,410). As of December 31, 2021, includes advances paid to aircraft manufacturers for ThUS$ 377,590.

Schedule of right of use assets	Right of use assets:

	Aircraft	Others	Net right of use assets
	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	2,338,042	68,277	2,406,319
Additions	537,995	1,406	539,401
Fleet rejection (*)	(573,047)	(4,577)	(577,624)
Depreciation expense	(317,616)	(16,597)	(334,213)
Cumulative translate adjustment	(574)	(1,933)	(2,507)
Other increases (decreases) (**)	116,942	6,431	123,373
Total changes	(236,300)	(15,270)	(251,570)
Closing balance as of December 31, 2021	2,101,742	53,007	2,154,749

Opening balance as of January 1, 2022	2,101,742	53,007	2,154,749
Additions	372,571	13,087	385,658
Depreciation expense	(249,802)	(16,368)	(266,170)
Cumulative translate adjustment	919	1,392	2,311
Other increases (decreases) (***)	(898,609)	12,588	(886,021)
Total changes	(774,921)	10,699	(764,222)
Closing balance as of December 31, 2022	1,326,821	63,706	1,390,527

Opening balance as of January 1, 2023	1,326,821	63,706	1,390,527
Additions	1,013,314	2,988	1,016,302
Depreciation expense	(178,570)	(14,816)	(193,386)
Cumulative translate adjustment	56	3,351	3,407
Other increases (decreases)	(16,539)	(1,106)	(17,645)
Total changes	818,261	(9,583)	808,678
Closing balance as of December 31, 2023	2,145,082	54,123	2,199,205

(*) Include aircraft lease rejection due to Chapter 11.
(**) Includes the renegotiations of 92 aircraft (1 A319, 37 A320, 12 A320N, 19 A321, 1 B767, 6 B777 and 16 B787).
(***) Include the renegotiations of 115 aircraft (1 A319, 39 A320, 14 A320N, 30 A321, 1 B767, 6 B777 and 24 B787).

Schedule of fleet composition	Fleet composition

		Aircraft included in Property, plant and equipment				Aircraft included as Rights of use assets			Total fleet
Aircraft	Model	As of December 31, 2023		As of December 31, 2022		As of December 31, 2023	As of December 31, 2022		As of December 31, 2023	As of December 31, 2022
Boeing 767	300ER	11	(3)	15		—	—		11	15
Boeing 767	300F	16	(2) (3)	13	(2)	1	1		17	14
Boeing 777	300ER	4		4		6	6		10	10
Boeing 787	8	4		4		6	6		10	10
Boeing 787	9	2		2		24	19		26	21
Airbus A319	100	11		12	(2)	1	1		12	13
Airbus A320	200	83	(2)	88	(2)	46	40	(1)	129	128
Airbus A320	NEO	1		1		23	15		24	16
Airbus A321	200	19		19		30	30		49	49
Airbus A321	NEO	0		0		7	—		7	—
Total		151		158		144	118		295	276

(1) Include one aircraft with a short-term lease, which was excluded from the right of use.
(2) Some aircraft of these fleets were reclassified to non-current assets or groups of assets for disposal as held for sale, (see Note 13).
(3) Considers the conversions from Boeing 767-300ER to Boeing 767-300F Aircraft.

Schedule of method used for the depreciation of property, plant and equipment	Method used for the depreciation of Property, plant and equipment:

		Useful life (years)
	Depreciation method	minimum	maximum
Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	5	30
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	8
Assets for rights of use	Straight line without residual value	1	25

(*)Except in the case of the Boeing 767 300ER, Airbus 320 Family and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22, 25 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.

Schedule of property, plant and equipment pledged as guarantee

Description of Property, plant and equipment pledged as guarantee:

				As of December 31, 2023		As of December 31, 2022
Guarantee agent (1)	Creditor company	Committed Assets	Fleet	Existing Debt	Book Value	Existing Debt	Book Value
				ThUS$	ThUS$	ThUS$	ThUS$
Wilmington Trust Company	MUFG	Aircraft and engines	Airbus A319	2,703	12,326	4,554	13,205
			Airbus A320	17,441	151,873	33,154	203,788
			Boeing 767	20,427	143,281	35,043	164,448
			Boeing 777	132,585	144,186	141,605	144,065

Credit Agricole	Credit Agricole	Aircraft and engines	Airbus A319	3,413	3,752	3,518	5,311
			Airbus A320	190,001	142,075	195,864	161,397
			Airbus A321	6,007	4,393	6,192	4,827
			Boeing 767	8,849	23,018	9,121	23,323
			Boeing 787	58,499	38,971	60,305	34,077

Bank Of Utah	BNP Paribas	Aircraft and engines	Boeing 787	171,704	208,601	184,199	221,311

Total direct guarantee				611,629	872,476	673,555	975,752

(1) For syndicated loans, given their own characteristics, the guarantee agent is the representative of the creditors.

Schedule of letters of credit related assets
As of December 31, 2023, the Company keeps valid letters of credit related to right of use assets according to the following detail:

Creditor Guarantee	Debtor	Type	Value ThUS$	Release date
GE Capital Aviation Services Ltd.	LATAM Airlines Group S.A.	Three letters of credit	5,544	Dec 6, 2024
Merlin Aviation Leasing (Ireland) 18 Limited RB Comercial Properties 49	Tam Linhas Aéreas S.A.	Two letters of credit	3,852	Mar 11, 2024
Empreendimentos Imobiliarios LTDA	Tam Linhas Aéreas S.A.	One letter of credit	25,820	Apr 29, 2024
			35,216

Schedule of fully depreciated assets and commitments for future purchases
Fully depreciated assets and commitments for future purchases are as follows:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Gross book value of fully depreciated property, plant and equipment still in use	288,454	266,896
Commitments for the acquisition of aircraft (*)	15,700,000	13,100,000

(*) According to the manufacturer’s price list.

Schedule of purchase commitment	Aircraft purchase commitments:

	Year of delivery
Manufacturer	2024	2025	2026	2027-2030	Total
Airbus S.A.S.
A320neo Family	3	11	9	65	88
The Boeing Company
Boeing 787-9	—	—	—	5	5
Total	3	11	9	70	93

Schedule of capitalized interest costs	Capitalized interest costs with respect to Property, plant and equipment.

		For the year ended At December 31,
		2023	2022	2021
Average rate of capitalization of capitalized interest costs	%	10.66	7.12	3.52
Costs of capitalized interest	ThUS$	10,136	10,575	11,627